INVESTMENTS IN AN ASSOCIATE	12 Months Ended
Jun. 30, 2025
Investments In Associate
INVESTMENTS IN AN ASSOCIATE
9.	INVESTMENTS IN AN ASSOCIATE

Investments in an associate consist of the following:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Music Circus Co.	2,939	16,902	117

Music Circus Co. was incorporated on August 8, 2022 by the Company under the law of Japan. On April 11, 2024, the Company transferred 60% shares of Music Circus Co. to a third party at a consideration of JPY100 million. The net asset value of Music Circus Co. at the date of disposal was JPY10 million. After the disposal, Music Circus Co. is recorded as investments in an associate. A gain on disposal of JPY94 million was recorded in the consolidated statements of profit or loss and comprehensive income for the year ended June 30, 2024. As of June 2024 and 2025, the Company holds 40% interest in Music Circus Co.

The following table presents the carrying amounts of investment in Music Circus Co.:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
At the beginning of the year	4,000	2,939	20
Share of (loss) profit	(1,061)	13,963	97
At the end of the year	2,939	16,902	117

Financial information in respect of Music Circus Co. as of June 30, 2024 and 2025, and for the years ended June 30, 2024 and 2025 is as follows:

	For the years ended June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Revenue	—	358,405	2,415
(Loss) profit for the year	(2,653)	34,909	235

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Current assets	8,329	99,282	689
Total assets	8,329	99,282	689

Current liabilities	982	57,026	396
Total liabilities	982	57,026	396
Total equity	7,347	42,256	293

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS